Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended	11 Months Ended	12 Months Ended			16 Months Ended	23 Months Ended	24 Months Ended		28 Months Ended	35 Months Ended	36 Months Ended		40 Months Ended	47 Months Ended	48 Months Ended		52 Months Ended	59 Months Ended	60 Months Ended		64 Months Ended	71 Months Ended	72 Months Ended	83 Months Ended	84 Months Ended	95 Months Ended	96 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended
	Sep. 11, 2020	Apr. 30, 2020	Sep. 06, 2016	Sep. 29, 2015	Aug. 31, 2020	Aug. 31, 2016	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2017	Aug. 31, 2021	Aug. 31, 2017	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2022	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2023	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
C000173046
Account Value [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Equity Strategies Fund
Accumulated Value		$ 10,000			$ 11,915					$ 13,794				$ 13,460				$ 13,268				$ 14,414				$ 15,212
C000173045
Account Value [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Equity Strategies Fund
Accumulated Value			$ 10,000						$ 11,148				$ 12,969				$ 13,887				$ 16,982				$ 19,609			$ 19,068		$ 18,760		$ 20,330		$ 21,394
C000159233
Account Value [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Income Strategies Fund
Accumulated Value	$ 10,000							$ 10,592				$ 9,781				$ 9,146				$ 9,887				$ 10,197
C000161918
Account Value [Line Items]
Line Graph and Table Measure Name							Anchor Risk Managed Income Strategies Fund
Accumulated Value				$ 10,000		$ 10,317					$ 10,546				$ 10,372				$ 10,368				$ 11,437				$ 11,960		$ 11,021		$ 10,282		$ 11,074		$ 11,393
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000			$ 12,098					$ 15,869				$ 14,087				$ 16,333				$ 20,766				$ 24,063
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000						$ 11,540				$ 13,809				$ 14,212				$ 17,330				$ 22,731			$ 20,179		$ 23,396		$ 29,745		$ 34,468
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000							$ 9,975				$ 8,826				$ 8,721				$ 9,357				$ 9,651
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 10,000		$ 10,524					$ 10,576				$ 10,465				$ 11,529				$ 12,276				$ 12,265		$ 10,853		$ 10,723		$ 11,506		$ 11,867